Related Party Notes Payable	12 Months Ended
Dec. 31, 2011
Related Party Notes Payable [Abstract]
Related Party Notes Payable [Text Block]

11.           Related Party Notes Payable

	December 31, 2011	December 31, 2010
Promissory notes to SG Blocks Financial, LLC, with a total face amount of $86,260, at 5% - 10% per annum (A)	$-	$-

Promissory notes to Gary Tave, with a total face amount of $73,326 (B)	-	-

Revolving credit promissory note to Vector Group Ltd., with a total face value amount of $73,500, at11% per annum (C)	73,500	-

Total related party notes payable	$73,500	$-

(A)           During 2009, the Company entered into various promissory notes with SG Blocks Financial, LLC (“SG Financial”), and a stockholder of the Company totaling $86,260. SG Financial is a wholly owned limited liability company, whose only member is the same stockholder of the Company, who is a party to this agreement. The sole purpose of SG Financial is to enter into these notes with the Company. All of the notes were short term and bore interest at rates between 5% and 10%.  The notes were repaid in full during 2009 and 2010.

(B)           During 2009, the Company entered into various promissory notes with Gary Tave, a director of the Company totaling $73,326, with stated interest totaling $3,500.  All of the notes were short term. The proceeds from these notes were used for the sole purpose of purchasing materials. The notes provided for a security interest in a certain receivable of the Company. The notes were repaid in full during 2010.

(C)           On March 26, 2009, the Company entered into a $50,000 revolving credit promissory note (the “Revolver”) with Vector Group Ltd. (“Vector”), currently an 8.8% stockholder of the Company. The loan bears interest at 11% per annum and is due on December 31, 2012. On January 26, 2011, the Company and Vector entered into an amendment to the Revolver increasing the amount that the Company may borrow from $50,000 to $100,000. As of December 31, 2011, accrued interest related to the Revolver amounted to $12,219.

Interest expense for other related party notes payable amounted to $1,213 and $345 for the years ended December 31, 2011 and 2010, respectively.